Deferred income tax assets and liabilities, net	12 Months Ended
Jun. 30, 2022
Deferred income tax assets and liabilities, net
Deferred income tax assets and liabilities, net

25.    Deferred income tax assets and liabilities, net

The following table depicts the changes in deferred tax balances through equity and profit or loss for the periods presented.

	As of June 30,
(in € thousands)	2020	2021	2022
Deferred tax assets / (liabilities), net
Beginning of fiscal year	(5,192)	(1,130)	(2,308)
Recognized through equity / other comprehensive income	2,318	—	1,249
Recognized through profit or loss	1,744	(1,178)	3,488
End of fiscal year	(1,130)	(2,308)	2,429

Mytheresa Group’s deferred tax balance for each of the years presented consist of the following as of June 30:

	2021		2022
	Deferred tax		Deferred tax
(in € thousands)	Assets	Liabilities	Assets	Liabilities
Intangible assets and goodwill	331	(4,290)	291	(4,277)
Property and equipment	—	—	—	(75)
Receivables	262	(78)	230	—
Right-of-Use asset, contract asset and other assets	56	(4,172)	0	(6,112)
Lease liabilities, contract liabilities and other liabilities	3,893	(68)	6,263	(3)
Provisions	197	—	172	(107)
Other	—	—		(10)
Tax loss carryforwards	1,560	—	6,056	—
Total Gross	6,300	(8,608)	13,012	(10,584)
Netting	(6,300)	6,300	(6,922)	6,922
Total net	—	(2,308)	6,090	(3,661)

Deferred tax assets and deferred tax liabilities are offset if the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority and if there is the right to set off current tax assets against current tax liabilities. In the presentation of deferred tax assets and liabilities in the Consolidated Statement of Financial Position, no difference is made between current and non-current. The actual non-current portion of (gross) deferred tax assets in the table above amounts to €11,068 thousand (2021: €4,507 thousand), the non-current portion of (gross) deferred tax liabilities in the table above amounts to € (6,064) thousand (2021: (€3,856) thousand).

For all unused interest carryforwards in the amount of €6,349 thousand deferred tax assets have been fully recognized in fiscal 2021.

For existing tax loss carryforwards of €131 thousand, no deferred tax asset has been recognized in 2022 (2021: €19,014 thousand; 2020: €0 thousand). The tax losses existing at the end of fiscal year 2022 relate to Mytheresa SE, Germany (no expiry date), and Mytheresa Business Information Consulting Co. Ltd., China (expiry after five years).